Financial risk management (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Beginning balance	$ (18,210)	$ (26,527)
Recognized in Other comprehensive income	(15,627)	4,554
Reclassified to the statement of income occurred exports	2,992	3,763
Other comprehensive income (loss)	(12,635)	8,317
Ending balance	$ (30,845)	$ (18,210)